Expense Example - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable Sector Fund - Fidelity SAI Sustainable Sector Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 52
3 years	421
5 years	867
10 years	$ 2,107